Document And Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	Lion Group Holding Ltd.
Document Type	20-F
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001806524
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39301
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	3 Phillip Street
Entity Address, Address Line Two	#15-04 Royal Group Building
Entity Address, Country	SG
Entity Address, City or Town	Singapore
Entity Address, Postal Zip Code	048693
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Name	HTL International, LLC
Auditor Location	Houston, Texas
Auditor Firm ID	7000
Business Contact
Document Information Line Items
Entity Address, Address Line One	3 Phillip Street
Entity Address, Address Line Two	#15-04 Royal Group Building
Entity Address, Country	SG
Entity Address, City or Town	Singapore
Entity Address, Postal Zip Code	048693
Contact Personnel Name	Chunning Wang
City Area Code	+65
Local Phone Number	8877 3871
Contact Personnel Email Address	wilson.wang@liongrouphl.com
Class A ordinary shares represented by American Depositary Shares (“ADSs”)
Document Information Line Items
Trading Symbol	LGHL
Title of 12(b) Security	Class A Ordinary Shares represented by American Depositary Shares (“ADSs”)
Security Exchange Name	NASDAQ
Class A ordinary shares, par value US$0.0001 per share
Document Information Line Items
Title of 12(b) Security	Class A ordinary shares, par value US$0.0001 per share
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
Warrants, each warrant exercisable for one Class A Ordinary Share in the form of ADSs at a price of $11.50 per share or $11.50 per ADS
Document Information Line Items
Trading Symbol	LGHLW
Title of 12(b) Security	Warrants, each warrant exercisable for one Class A Ordinary Share in the form of ADSs at a price of $11.50 per share or $575.00 per ADS
Security Exchange Name	NASDAQ
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	179,250,754
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	23,843,096